SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Receivables And Prepayments
Prepaid expense and prepayments	¥ 14,485	¥ 13,269
Security deposit		109
Other receivables	5,895	5,802
Other receivables and prepayments	¥ 20,380	¥ 19,180